Loans and financing - Movement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and financing
Balance at beginning of the year	R$ 311,119	R$ 98,561
Additions	1,599,880	502,063
Loan cost	(21,582)	(3,629)
Business combination	210	8,836
Interest expense	57,245	19,862	R$ 1,002
Interest paid	(20,275)	(13,423)
Payment of loans and financing	(109,815)	(301,151)
Exchange rate variation	14,545
Balance at end of year	R$ 1,831,327	R$ 311,119	R$ 98,561